Investments - Allowance for Loan Losses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Collective valuation allowance for losses, beginning of period	$ 3.9	$ 4.4	$ 7.0
Addition to (reduction of) allowance for losses	0.2	(0.5)	(2.6)
Collective valuation allowance for losses, end of period	$ 4.1	$ 3.9	$ 4.4